Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 16
Entity Central Index Key	0001067442
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM INCOME BUILDER FUND - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class A
Trading Symbol	PCGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class A	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up close to 20%. US bonds also gained, with the
Bloomberg US Aggregate Bond Index up more than 6%. Bond market volatility decreased during the reporting period, with the Merrill Option
Volatility Estimate Index falling well below 100 in the second half.
■
On the asset allocation side, an underweight in fixed income added to the Fund’s performance relative to the Bloomberg US Aggregate Bond
Index, as bonds lagged significantly. Exposure to international and emerging market equities was also additive.
■
However, an underweight to broad US equity exposure dra
gg
ed on the Fund’s performance relative to the S&P 500 Index, given the strong gains posted by US stocks. Tilts in favor of real estate and high yield also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.02%	7.70%	5.61%
Class A without sales charges	12.06%	8.70%	6.09%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 244,048,727
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31 /2 025?
Fund’s net assets	$ 244,048,727
Number of fund holdings	68
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)	66.4%
Affiliated Exchange-Traded Fund - Fixed Income	17.9%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.9%
Aerospace & Defense	1.5%
Oil, Gas & Consumable Fuels	1.1%
Banks	1.1%
Electric Utilities	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Biotechnology	0.7%
Electrical Equipment	0.6%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.5%
IT Services	0.5%
Pharmaceuticals	0.5%
Machinery	0.5%
Insurance	0.5%
Others*	5.0%
104.3%
Liabilities in excess of other assets	(4.3)%
100.0%

*	Consists of Industries tha t eac h make up less than 0.5% of the Fund's net assets

PGIM INCOME BUILDER FUND - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class C
Trading Symbol	PCCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class C	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up close to 20%. US bonds also gained, with the
Bloomberg US Aggregate Bond Index up more than 6%. Bond market volatility decreased during the reporting period, with the Merrill Option
Volatility Estimate Index falling well below 100 in the second half.
■
On the asset allocation side, an underweight in fixed income added to the Fund’s performance relative to the Bloomberg US Aggregate Bond
Index, as bonds lagged significantly. Exposure to international and emerging market equities was also additive.
■
However, an underweight to broad US equity exposure dragged on the Fund’s performance relative to the S&P 500 In
d
ex, given the strong
gains posted by US stocks. Tilts in favor of real estate and high yield also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	10.23%	7.90%	5.30%
Class C without sales charges	11.23%	7.90%	5.30%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 244,048,727
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 244,048,727
Number of fund holdings	68
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)	66.4%
Affiliated Exchange-Traded Fund - Fixed Income	17.9%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.9%
Aerospace & Defense	1.5%
Oil, Gas & Consumable Fuels	1.1%
Banks	1.1%
Electric Utilities	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Biotechnology	0.7%
Electrical Equip m ent	0.6%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.5%
IT Services	0.5%
Pharmaceuticals	0.5%
Machinery	0.5%
Insurance	0.5%
Others*	5.0%
104.3%
Liabilities in excess of other assets	(4.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM INCOME BUILDER FUND - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class R
Trading Symbol	PCLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up close to 20%. US bonds also gained, with the
Bloomberg US Aggregate Bond Index up more than 6%. Bond market volatility decreased during the repo rt
ing period, with the Merrill Option
Volatility Estimate Index falling well below 100 in the second half.
■
On the asset allocation side, an underweight in fixed income added to the Fund’s performance relative to the Bloomberg US Aggregate Bond
Index, as bonds lagged significantly. Exposure to international and emerging market equities was also additive.
■
However, an underweight to broad US equity exposure dragged on the Fund’s performance relative to the S&P 500 Index, given the strong gains posted by US stocks. Tilts in favor of real estate and high yield also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	11.81%	8.45%	5.83%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 244,048,727
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 244,048,727
Number of fund holdings	68
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)	66.4%
Affiliated Exchange-Traded Fund - Fixed Income	17.9%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.9%
Aerospace & Defense	1.5%
Oil, Gas & Consumable Fuels	1.1%
Banks	1.1%
Electric Utilities	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Biotechnology	0.7%
Electrical Equipment	0.6%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.5%
IT Services	0.5%
Pharmaceuticals	0.5%
Machinery	0.5%
Insurance	0.5%
Others*	5.0%
104.3%
Liabilities in excess of other assets	(4.3)%
100.0%

*	Consists o f Indu stries that each make up less than 0.5% of the Fund's net assets

PGIM INCOME BUILDER FUND - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class Z
Trading Symbol	PDCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class Z	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up close to 20%. US bonds also gained, with the
Bloomberg US Aggregate Bond Index up more than 6%. Bond market volatility decreased during the reporting period, with the Merrill Option
Volatility Estimate Index falling well below 100 in the second half.
■
On the asset allocation side, an underweight in fixed income added to the Fund’s performance relative to the Bloomberg US Aggregate Bond
Index, as bonds lagged significantly. Exposure to international and emerging market equities was also additive.
■
However, an underweight to broad US equity exposure dragged on the Fund’s performance relative to the S&P 500 Index, given the strong gains posted by US stocks. Tilts in favor of real estate and high yield also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	12.44%	8.98%	6.36%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 244,048,727
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 244,048,727
Number of fund holdings	68
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)	66.4%
Affiliated Exchange-Traded Fund - Fixed Income	17.9%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.9%
Aerospace & Defense	1.5%
Oil, Gas & Consumable Fuels	1.1%
Banks	1.1%
Electric Utilities	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Biotechnology	0.7%
Electrical Equipment	0.6%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.5%
IT Services	0.5%
Pharmaceuticals	0.5%
Machinery	0.5%
Insurance	0.5%
Others*	5.0%
104.3%
Liabilities in excess of other assets	(4.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM INCOME BUILDER FUND - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class R6
Trading Symbol	PCGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Income B uild er Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R6	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up close to 20%. US bonds also gained, with the
Bloomberg US Aggregate Bond Index up more than 6%. Bond market volatility decreased during the reporting period, with the Merrill Option
Volatility Estimate Index falling well below 100 in the second half.
■
On the asset allocation side, an underweight in fixed income added to the Fund’s performance relative to the Bloomberg US Aggregate Bond
Index, as bonds lagged significantly. Exposure to international and emerging market equities was also additive.
■
However, an underweight to broad US equity exposure dragged on the Fund’s performance relative to the S&P 500 Index, given the strong gains posted by US stocks. Tilts in favor of real estate and high yield also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	12.34%	8.99%	6.51% (12/30/2016)
S&P 500 Index	21.45%	17.64%	15.41%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.92%

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 244,048,727
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 244,048,727
Number of fund holdings	68
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan)	66.4%
Affiliated Exchange-Traded Fund - Fixed Income	17.9%
Unaffiliated Exchange-Traded Funds - Fixed Income	5.9%
Aerospace & Defense	1.5%
Oil, Gas & Consumable Fuels	1.1%
Banks	1.1%
Electric Utilities	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Biotechnology	0.7%
Electrical Equipment	0.6%
Industry Classification	% of Net Assets
Diversified Telecommunication Services	0.5%
IT Services	0.5%
Pharmaceuticals	0.5%
Machinery	0.5%
Insurance	0.5%
Others*	5.0%
104.3%
Liabilities in excess of other assets	(4.3)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets